As filed with the Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  [811-00515]

The Wall Street Fund, Inc.
(Exact name of registrant as specified in charter)

441 Lexington Avenue
New York, NY  10017
 (Address of principal executive offices) (Zip code)

Robert P. Morse, President
The Wall Street Fund, Inc.
441 Lexington Avenue
New York, NY  10017
(Name and address of agent for service)

(212) 856-8250 or (800) 443-4693
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2009

Date of reporting period:  March 31, 2009

Item 1. Schedule of Investments.

Schedule of Investments
March 31, 2009 (Unaudited)
The Wall Street Fund, Inc.

		Shares		Value
COMMON STOCKS - 97.2%
Aerospace - 1.1%
Lockheed Martin Corp.		1,500		$103,545

Agriculture - 0.7%
Archer-Daniels-Midland Co.		2,250		62,505

Apparel - 1.2%
VF Corp.		2,000		114,220

Banks - 0.5%
US Bancorp		3,000		43,830

Beverages - 3.4%
The Coca-Cola Co.		2,500		109,875
Hansen Natural Corp. (a)		2,500		90,000
PepsiCo, Inc.		2,500		128,700
				328,575
Biotechnology - 6.9%
Celgene Corp. (a)		2,500		111,000
Genzyme Corp. (a)		2,000		118,780
Gilead Sciences, Inc. (a)		7,500		347,400
Life Technologies Corp Com (a)		1,862		60,478
United Therapeutics Corp. (a)		300		19,827
				657,485
Chemicals - 3.1%
Air Products & Chemicals, Inc.		2,200		123,750
E.I. du Pont de Nemours & Co.		3,000		66,990
Monsanto Co.		600		49,860
Sigma-Aldrich Corp.		1,500		56,685
				297,285
Computers & Peripherals - 2.2%
Hewlett-Packard Co.		3,300		105,798
International Business Machines Corp.		1,110		107,548
				213,346
Construction & Engineering - 0.7%
Fluor Corp.		2,000		69,100

Containers & Packaging - 0.4%
Packaging Corp. of America		3,000		39,060

Diversified - 1.5%
3M Co.		2,000		99,440
United Technologies Corp.		1,000		42,980
				142,420
Drugs - 2.8%
Abbott Laboratories		1,000		47,700
Bristol-Myers Squibb Co.		3,750		82,200
Merck & Co., Inc.		5,000		133,750
				263,650
Electrical Equipment - 1.3%
General Electric Co.		4,500		45,495
Thomas & Betts Corp. (a)		3,300		82,566
				128,061
Electronic Equipment & Instruments - 0.1%
Sunpower Corp. (a)		600		14,268

Energy - 5.7%
Apache Corp.		1,950		124,975
Chevron Corp.		2,150		144,566
Devon Energy Corp.		2,500		111,725
Marathon Oil Corp.		4,000		105,160
Valero Energy Corp.		3,300		59,070
				545,496
Energy Equipment & Services - 1.9%
Core Laboratories NV (b)		1,000		73,160
Helmerich & Payne, Inc.		2,250		51,233
Schlumberger Ltd. (b)		1,500		60,930
				185,323
Financial Services - 0.3%
American Express Co.		2,000		27,260

Food & Staples Retailing - 3.8%
The Kroger Co.		5,000		106,100
Wal-Mart Stores, Inc.		5,000		260,500
				366,600
Food Service - 4.0%
Darden Restaurants, Inc.		3,600		123,336
McDonald's Corp.		3,500		190,995
Yum! Brands, Inc.		2,400		65,952
				380,283
Food Wholesale - 0.8%
Sysco Corp.		3,300		75,240

Health Care Equipment & Supplies - 2.1%
Baxter International, Inc.		2,150		110,123
Medtronic, Inc.		3,000		88,410
				198,533
Health Care Services - 4.7%
Aetna, Inc.		3,750		91,237
Johnson & Johnson		3,800		199,880
Medco Health Solutions, Inc. (a)		2,000		82,680
Quest Diagnostics		1,500		71,220
				445,017
Instrumentation - 1.8%
Applied Materials, Inc.		7,500		80,625
Thermo Fisher Scientific, Inc. (a)		2,500		89,175
				169,800
Insurance - 1.9%
Aflac, Inc.		1,500		29,040
Chubb Corp.		2,000		84,640
Fidelity National Financial, Inc.		3,500		68,285
				181,965
Leisure Equipment & Products - 0.7%
Hasbro, Inc.		2,500		62,675

Machinery - 3.4%
Caterpillar, Inc.		3,500		97,860
Joy Global, Inc.		2,000		42,600
Kennametal, Inc.		3,000		48,630
Oshkosh Corp.		5,000		33,700
Paccar, Inc.		4,000		103,040
				325,830
Media - 1.7%
The DIRECTV Group Inc. (a)		7,000		159,530

Metals & Mining - 1.4%
Freeport-McMoRan Copper & Gold, Inc.		2,150		81,936
Nucor Corp.		1,250		47,713
				129,649
Office Equipment - 4.4%
Apple, Inc. (a)		2,500		262,800
Western Digital Corp. (a)		8,000		154,720
				417,520
Paper & Forest Products - 0.2%
International Paper Co.		3,000		21,120

Personal & Household Products - 1.1%
Procter & Gamble Co.		2,200		103,598

Retail - 0.6%
Macys, Inc.		7,000		62,300

Semiconductors - 2.7%
Atheros Communications, Inc. (a)		2,500		36,650
Intel Corp.		9,000		135,450
KLA-Tencor Corp.		4,500		90,000
				262,100
Services - 7.9%
Accenture Ltd. - Class A (b)		3,600		98,964
Amazon.com, Inc. (a)		1,350		99,144
Computer Sciences Corp. (a)		3,300		121,572
Google, Inc. (a)		1,000		348,060
NIC, Inc.		10,000		52,000
Waste Management, Inc.		1,250		32,000
				751,740
Software - 6.0%
Adobe Systems, Inc. (a)		5,000		106,950
Ansys, Inc. (a)		3,000		75,300
Intuit, Inc. (a)		2,500		67,500
Microsoft Corp.		8,000		146,960
Oracle Corp. (a)		10,000		180,700
				577,410
Specialty Retail - 3.8%
Barnes & Noble, Inc.		2,500		53,450
Home Depot, Inc.		5,000		117,800
Staples, Inc.		2,000		36,220
Tiffany & Co.		3,500		75,460
TJX Companies, Inc.		3,000		76,920
				359,850
Telecommunications - 6.5%
America Movil S.A. de C.V. - ADR		5,000		135,400
China Mobile Hong Kong Ltd. - ADR		3,400		147,968
Cisco Systems, Inc. (a)		6,000		100,620
QUALCOMM, Inc.		5,000		194,550
Research In Motion Ltd. (a) (b)		1,000		43,070
				621,608
Transportation - 3.9%
Burlington Northern Santa Fe Corp.		2,500		150,375
Cummins, Inc.		3,500		89,075
J.B. Hunt Transport Services, Inc.		4,000		96,440
Norfolk Southern Corp.		950		32,062
				367,952

TOTAL COMMON STOCKS (Cost $9,924,223)				$9,275,749

				Value
SHORT TERM INVESTMENTS - 1.5%
First American Government Obligations Fund		142,354		$142,354
TOTAL SHORT TERM INVESTMENTS (Cost $142,354)				$142,354

Total Investments (Cost $10,066,577) - 98.7%				$9,418,103
Other Assets in Excess of Liabilities - 1.3%				124,675
TOTAL NET ASSETS - 100.0%				$9,542,778

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a) Non Income Producing
(b) Foreign Domiciled

On March 31, 2009, the cost of investments for federal income tax purposes was approximately $10,066,577. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, was as follows:

Unrealized appreciation	$ 1,059,739
Unrealized depreciation	(1,708,213)
Net unrealized depreciation	$ (648,474)

FAS 157 - Summary of Fair Value Exposure at March 31, 2009

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund’s investments carried at fair value:

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs

Investment in Securities	$ 9,418,103	$ 9,418,103	$ -	$ -

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Wall Street Fund, Inc.

By (Signature and Title)    /s/ Robert P. Morse
                                                    Robert P. Morse, President

Date       May 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Robert P. Morse
                                                      Robert P. Morse, President

Date     May 15, 2009
By (Signature and Title)*    /s/ Jian H. Wang
                                                       Jian H. Wang, Treasurer, Treasurer

Date    May 15, 2009

* Print the name and title of each signing officer under his or her signature.